UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:__9/30/01_____

Check here if Amendment [ ]; Amendment Number ______

This Amendment (Check only one.): [ ] is a restatement

[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Jackson National Asset Management LLC

Address: 225 West Wacker Drive

Suite 1200

Chicago, Illinois 60606

Form 13F File Number: 28-__________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Andrew B. Hopping

Title: President

Phone: 517-381-5500

Signature, Place, and Date of Signing:
/s/ Andrew B. Hopping	Lansing, Michigan	11/13/01
[Signature]	[City, State]	[Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]
Form 13F File Number	Name

28-1983	AIM Capital Management Corporation
28-2321	Alliance Capital Management L.P.
28-1666	Eagle Asset Management
28-6487	First Trust Advisors, LP
28-869	Fred Alger Management, Inc.
28-694	J.P. Morgan Investment Management Inc.
28-1343	Janus Capital Corporation
28-61	Lazard Asset Management
28-203	Oppenheimer Funds
28-4976	Pacific Investment Management Company
28-3582	PPM America, Inc.
28-90	Putnam Investment Management, Inc.
28-2568	Salomon Brothers Asset Management Inc.
28-115	T. Rowe Price Associates, Inc.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITES EXCHANGE ACT OF 1934.